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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:   March 30, 2001

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:

        Stuart Gould Danforth   Wellesley, MA   March 30, 2001

Report Type:

/X/     13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: $168,148,273


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                                        FORM 13F   INFORMATION TABLE
                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    ---------

ADC TELECOM                  COM        000886101       $    672,546      79123         X       1          X

AMERICAN INT'L GROUP         COM        026874107       $  4,519,834      56147         X       1          X

AMGEN INC.                   COM        031162100       $  3,099,562      51498         X       1          X

AOL TIME WARNER INC.         COM        00184A105       $  5,765,861     143608         X       1          X

APPELERA-APPLIED BIOS        COM        038020103       $    198,191       7142         X       1

APPLIED MATERIALS            COM        038222105       $  1,685,669      38751         x       1          X

AUTOMATIC DATA PROC.         COM        053015103       $  4,315,325      79355         X       1          X

BANK OF NEW YORK             COM        064057102       $  5,716,715     116099         X       1          X

CISCO SYSTEMS                COM        17275R102       $  2,285,279     144519         X       1          X

CITIGROUP INC                COM        172967101       $  7,620,111     169411         X       1          X

COLGATE PALMOLIVE            COM        194162103       $  3,240,170      58635         X       1          X

CORNING                      COM        219350105       $  1,520,156      73473         X       1          X

EMC CORP.                    COM        268648102       $  3,655,390     124333         X       1          X

ENRON                        COM        293561106       $  4,773,963      82168         X       1          X

EXXON MOBIL                  COM        30231G102       $  7,541,343      93103         X       1          X

FANNIE MAE                   COM        313586109       $  7,187,089      90290         X       1          X

GENERAL ELECTRIC             COM        369604103       $  8,925,850     213231         X       1          X


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

                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    ---------

IBM                          COM        458140100       $  3,416,987      35527         X       1          X

INTEL CORP                   COM        458140100       $  4,637,324     176237         X       1          X

INTERPUBLIC GROUP            COM        460690100       $  5,110,284     148771         X       1          X

JOHNSON & JOHNSON            COM        478160104       $  2,601,533      29742         X       1          X

LOWES COS.                   COM        548661107       $  7,383,813     126327         X       1          X

MCDATA CORP.                 COM        580031201       $     69,573       3686         X       1          X

MEDTRONIC                    COM        585055106       $  8,958,499     195857         X       1          X

MERCK & CO                   COM        589331107       $  5,212,357      68674         X       1          X

MERRILL LYNCH                COM        590188108       $  1,986,644      35860         X       1          X

MICROSOFT                    COM        594918104       $  2,776,182      50764         X       1          X

NORTEL NETWORKS              COM        656569100       $  2,216,500     157758         X       1          X

ORACLE                       COM        68389X105       $  1,606,395     107236         X       1          X

PFIZER INC                   COM        717081103       $ 11,734,509     286557         X       1          X

SOLECTRON                    COM        834182107       $  1,582,297      83235         X       1          X

SUN MICROSYSTEMS             COM        866810104       $  2,822,593     183643         X       1          X

TARGET                       COM        87612E106       $  5,960,742     165209         X       1          X

TEXAS INSTRUMENTS            COM        882508104       $  4,290,885     138505         X       1          X

TYCO INTERNATIONAL           COM        902124106       $  3,933,584      90992         X       1          X

UNITED TECHNOLOGIES          COM        913017109       $  2,130,394      29064         X       1          X

VIACOM INC. B NON VTG        COM        925524308       $  1,180,155      26840         X       1          X

WALGREEN CO.                 COM        931422109       $  9,664,500     236875         X       1          X

WASHINGTON MUTUAL INC.       COM        939322103       $  1,681,208      30707         X       1          X

WELLS FARGO                  COM        949746101       $  2,940,151      59433         X       1          X

XILINX                       COM        983919101       $  1,528,113      43505         X       1          X

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